Fair Value of Pension Plan Assets, by Asset Category (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	¥ 7,658		¥ 8,292
Japanese companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	307		469
Debt Securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	598	[1]	617	[2]
Other assets | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	837		746
Other assets | Life insurance company general
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	2,833		2,767
Other assets | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	2,855	[3]	3,284	[4]
Foreign companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	228		409
Fair Value Measurements Using Inputs Considered as Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	1,372		1,624
Fair Value Measurements Using Inputs Considered as Level 1 | Japanese companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	307		469
Fair Value Measurements Using Inputs Considered as Level 1 | Other assets | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	837		746
Fair Value Measurements Using Inputs Considered as Level 1 | Foreign companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	228		409
Fair Value Measurements Using Inputs Considered as Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	6,286		6,668
Fair Value Measurements Using Inputs Considered as Level 2 | Debt Securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	598	[1]	617	[2]
Fair Value Measurements Using Inputs Considered as Level 2 | Other assets | Life insurance company general
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	2,833		2,767
Fair Value Measurements Using Inputs Considered as Level 2 | Other assets | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	¥ 2,855	[3]	¥ 3,284	[4]

[1]	These funds invest in approximately 81% Japanese bonds, 19% foreign bonds.
[2]	These funds invest in approximately 80% Japanese bonds, 20% foreign bonds.
[3]	These funds primarily invest in listed equity securities consisting of approximately 32% Japanese companies and 21% foreign companies, and debt security consisting of approximately 28% Japanese bonds and 12% foreign bonds.
[4]	These funds primarily invest in listed equity securities consisting of approximately 34% Japanese companies and 21% foreign companies, and debt security consisting of approximately 29% Japanese bonds and 12% foreign bonds.